Trade and Other Payables - Schedule of Trade and Other Payables (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Trade and other payables - Total
Trade payables	€ 10,229	€ 12,304
Social security costs payables	3,092	4,087
VAT payables	120	23,725
Taxes payables	216	744
Other payables	1,066	579
TOTAL	14,723	41,438
Trade and other payables - Current
Social security costs payables	3,092	4,087
VAT payables	120	23,725
Taxes payables	216	744
Other payables	615	128
TOTAL	14,273	40,988
Trade and other payables - Non current
Trade payables	0	0
Social security costs payables	0	0
VAT payables	0	0
Taxes payables	0	0
Other payables	450	450
TOTAL	450	450
Accrued expenses	€ 6,498	€ 6,201